Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total Revenues				$ 31,243	$ 31,243	$ 186,552
Selling, general and administrative expenses	839,735	1,531,643	1,837,631	2,832,210	4,911,613	6,482,953
Research and development expenses	706,173	428,309	1,216,797	741,323	2,206,120	1,238,749
Loss on impairment of intangible asset					588,822	319,635
Loss from Operations	(1,545,908)	(1,959,952)	(3,054,428)	(3,542,290)	(7,675,312)	(7,854,785)
Other (Income) Expense:
Amortization of debt discount						6,562,736
Gain on extinguishment of convertible notes payable						(1,481,317)
Interest (income) expense, net	(228)	(13,927)	(2,861)	(22,541)	(49,915)	298,161
Change in fair value of derivative liabilities	81,276		(264,853)			(191,656)
Total Other (Income) Expense	81,048	(13,927)	(267,714)	(22,541)	(49,915)	5,187,924
Net Loss	$ (1,626,956)	$ (1,946,025)	$ (2,786,714)	$ (3,519,749)	(7,625,397)	(13,042,709)
Deemed dividend to preferred stockholders						(3,310,001)
Net Loss Attributable to Common Stockholders					$ (7,625,397)	$ (16,352,710)
Net Loss Per Basic and Diluted Common Share:	$ (0.08)	$ (0.13)	$ (0.14)	$ (0.26)	$ (0.48)	$ (1.75)
Weighted Average Number of Common Shares Outstanding: Basic and Diluted	21,464,293	14,838,193	19,946,880	13,559,921	15,760,444	9,362,474
Royalty Income [Member]
Revenues:
Total Revenues				$ 31,243	$ 31,243	$ 116,152
Contract Research - Related Party [Member]
Revenues:
Total Revenues						$ 70,400